Pension and Other Postretirement Benefits - Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss, beginning of year	$ 51,720
Amortization of actuarial loss	(2,670)
Actuarial loss (gain)	16,023
Asset gain	(7,196)
Curtailment gain recognized	227
Settlement loss recognized	(7,630)	$ (128)	$ 0
Currency impact	(1,214)
Net actuarial loss, end of year	49,260	51,720
Prior service credit, beginning of year	(81)
Amortization credit	42
Currency impact	(5)
Prior service credit, end of year	(44)	(81)
Other Benefits [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss, beginning of year	2,515
Amortization of actuarial loss	(86)
Actuarial loss (gain)	(578)
Asset gain	0
Curtailment gain recognized	0
Settlement loss recognized	0	0	$ 0
Currency impact	(9)
Net actuarial loss, end of year	1,842	2,515
Prior service credit, beginning of year	(40)
Amortization credit	42
Currency impact	(2)
Prior service credit, end of year	$ 0	$ (40)